LABOR AND SOCIAL SECURITY LIABILITIES	12 Months Ended
Dec. 31, 2025
LABOR AND SOCIAL SECURITY LIABILITIES
LABOR AND SOCIAL SECURITY LIABILITIES

NOTE 19- LABOR AND SOCIAL SECURITY LIABILITIES

Liabilities arising from its operational activities

			Change
	12/31/2025	12/31/2024	$	%

Salaries	95,135	64,245	30,890	48%
Social Securits	135,065	88,857	46,208	52%
Labor Provisions	4,362	3,581	781	22%
	234,563	156,683	77,881	50%
Salaries
	12/31/2025	12/31/2024
Salaries	82,965	53,024
13º Salaries	11,067	10,139
Vacation	1,103	1,082
	95,135	64,245

Social Securits
	12/31/2025	12/31/2024
INSS	121,390	77,591
FGTS	13,496	11,266
IRRF Salary Payment	179	-
	135,065	88,857

Labor Provisions
	12/31/2025	12/31/2024
Vacation Provision	4,363	3,581
13º Salaries Provision	-	-
	4,363	3,581